COMMITMENTS AND CONTINGENCIES (Details 2) - shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Potentially dilutive securities	1,591,468,923	1,591,468,923	1,426,226,398	1,715,038,564
Convertible Promissory Notes
Potentially dilutive securities	247,518,177		175,316,748
Stock Options and Warrants [Member]
Potentially dilutive securities	3,333,333	3,333,333	4,333,333	6,333,333
Series A Preferred Stock
Potentially dilutive securities	1,327,317,125	1,327,317,125	1,243,987,624	199,728,891
Series B Preferred Stock
Potentially dilutive securities	2,588,693	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Potentially dilutive securities	10,711,596	10,711,596